UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Ultra Short-Term Bond Fund

Investor Class (TRBUX)

This semi-annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Investor Class	$16	0.31%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,615,562
Number of Portfolio Holdings	483

Portfolio Turnover Rate	38.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	48.4%
Asset-Backed Securities	24.9
Commercial Paper	10.3
Non-U.S. Government Mortgage-Backed Securities	8.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.5
U.S. Government & Agency Mortgage-Backed Securities	2.3
Foreign Government Obligations & Municipalities	1.7
U.S. Treasury Obligations	1.5
Securities Lending Collateral	0.1
Short-Term and Other	-0.3

Top Ten Holdings (as a % of Net Assets)

Carvana Auto Receivables Trust	2.5%
U.S. Treasury Notes	2.5
Santander Drive Auto Receivables Trust	1.8
U.S. Treasury Bills	1.5
Government of Japan Treasury Bills	1.5
Exeter Automobile Receivables Trust	1.4
Federal National Mortgage Assn.	1.3
Harley-Davidson Financial Services	1.3
Verus Securitization Trust	1.2
Structured Agency Credit Risk Debt Notes	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F188-053 1/26

Ultra Short-Term Bond Fund

Investor Class (TRBUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Ultra Short-Term Bond Fund

I Class (TRSTX)

This semi-annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - I Class	$10	0.20%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,615,562
Number of Portfolio Holdings	483

Portfolio Turnover Rate	38.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	48.4%
Asset-Backed Securities	24.9
Commercial Paper	10.3
Non-U.S. Government Mortgage-Backed Securities	8.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.5
U.S. Government & Agency Mortgage-Backed Securities	2.3
Foreign Government Obligations & Municipalities	1.7
U.S. Treasury Obligations	1.5
Securities Lending Collateral	0.1
Short-Term and Other	-0.3

Top Ten Holdings (as a % of Net Assets)

Carvana Auto Receivables Trust	2.5%
U.S. Treasury Notes	2.5
Santander Drive Auto Receivables Trust	1.8
U.S. Treasury Bills	1.5
Government of Japan Treasury Bills	1.5
Exeter Automobile Receivables Trust	1.4
Federal National Mortgage Assn.	1.3
Harley-Davidson Financial Services	1.3
Verus Securitization Trust	1.2
Structured Agency Credit Risk Debt Notes	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1104-053 1/26

Ultra Short-Term Bond Fund

I Class (TRSTX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Ultra Short-Term Bond Fund

Z Class (TRZWX)

This semi-annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,615,562
Number of Portfolio Holdings	483

Portfolio Turnover Rate	38.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	48.4%
Asset-Backed Securities	24.9
Commercial Paper	10.3
Non-U.S. Government Mortgage-Backed Securities	8.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.5
U.S. Government & Agency Mortgage-Backed Securities	2.3
Foreign Government Obligations & Municipalities	1.7
U.S. Treasury Obligations	1.5
Securities Lending Collateral	0.1
Short-Term and Other	-0.3

Top Ten Holdings (as a % of Net Assets)

Carvana Auto Receivables Trust	2.5%
U.S. Treasury Notes	2.5
Santander Drive Auto Receivables Trust	1.8
U.S. Treasury Bills	1.5
Government of Japan Treasury Bills	1.5
Exeter Automobile Receivables Trust	1.4
Federal National Mortgage Assn.	1.3
Harley-Davidson Financial Services	1.3
Verus Securitization Trust	1.2
Structured Agency Credit Risk Debt Notes	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1419-053 1/26

Ultra Short-Term Bond Fund

Z Class (TRZWX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBUX Ultra Short-Term Bond
Fund
TRSTX Ultra Short-Term Bond
Fund–
.
I Class
TRZWX Ultra Short-Term Bond
Fund–
.
Z Class

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 5.07 $ 5.04 $ 4.94 $ 4.96 $ 5.09 $ 5.02
Investment
activities
Net investment
income
(1)(2)
0.12 0.25 0.23 0.13 0.04 0.06
Net realized and
unrealized gain/
loss 0.01 0.03 0.10 0.01
(3)
(0.11) 0.08
Total from
investment
activities 0.13 0.28 0.33 0.14 (0.07) 0.14
Distributions
Net investment
income (0.12) (0.25) (0.23) (0.14) (0.04) (0.06)
Net realized gain — — — (0.02) (0.02) (0.01)
Total distributions (0.12) (0.25) (0.23) (0.16) (0.06) (0.07)
NET ASSET
VALUE
End of period $ 5.08 $ 5.07 $ 5.04 $ 4.94 $ 4.96 $ 5.09

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
2.54% 5.71% 6.92% 2.73% (1.41)% 2.75%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.33%
(5)
0.33% 0.33% 0.33% 0.36% 0.45%
Net expenses
after waivers/
payments by
Price Associates 0.31%
(5)
0.31% 0.31% 0.31% 0.33% 0.35%
Net investment
income 4.64%
(5)
4.99% 4.63% 2.61% 0.72% 1.12%
Portfolio turnover
rate 38.5% 73.4% 82.0% 38.5% 56.2% 45.8%
Net assets, end of
period (in millions) $1,558 $1,494 $1,344 $1,459 $2,409 $4,169
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 5.08 $ 5.05 $ 4.95 $ 4.97 $ 5.10 $ 5.03
Investment
activities
Net investment
income
(1)(2)
0.12 0.26 0.24 0.14 0.04 0.06
Net realized and
unrealized gain/
loss 0.01 0.03 0.10 —
(3)
(0.11) 0.09
Total from
investment
activities 0.13 0.29 0.34 0.14 (0.07) 0.15
Distributions
Net investment
income (0.12) (0.26) (0.24) (0.14) (0.04) (0.07)
Net realized gain — — — (0.02) (0.02) (0.01)
Total distributions (0.12) (0.26) (0.24) (0.16) (0.06) (0.08)
NET ASSET
VALUE
End of period $ 5.09 $ 5.08 $ 5.05 $ 4.95 $ 4.97 $ 5.10

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
2.59% 5.83% 7.04% 2.86% (1.27)% 2.88%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.20%
(5)
0.20% 0.20% 0.19% 0.22% 0.32%
Net expenses
after waivers/
payments by
Price Associates 0.20%
(5)
0.20% 0.20% 0.19% 0.19% 0.23%
Net investment
income 4.75%
(5)
5.10% 4.75% 2.74% 0.87% 1.20%
Portfolio turnover
rate 38.5% 73.4% 82.0% 38.5% 56.2% 45.8%
Net assets, end
of period (in
thousands) $1,057,868 $1,015,727 $914,377 $932,780 $1,288,432 $855,064
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET
VALUE
Beginning of period $ 5.07 $ 5.04 $ 4.95 $ 4.97 $ 5.09 $ 5.10
Investment
activities
Net investment
income
(2)(3)
0.13 0.27 0.25 0.15 0.05 0.02
Net realized and
unrealized gain/
loss 0.02 0.03 0.09 —
(4)
(0.10) (0.01)
(5)
Total from
investment
activities 0.15 0.30 0.34 0.15 (0.05) 0.01
Distributions
Net investment
income (0.13) (0.27) (0.25) (0.15) (0.05) (0.02)
Net realized gain — — — (0.02) (0.02) —
Total distributions (0.13) (0.27) (0.25) (0.17) (0.07) (0.02)
NET ASSET
VALUE
End of period $ 5.09 $ 5.07 $ 5.04 $ 4.95 $ 4.97 $ 5.09

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
2.89% 6.04% 7.04% 3.05% (0.89)% 0.11%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 1.65%
(7)
0.19% 0.19% 0.19% 0.25% 0.33%
(7)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(7)
0.00% 0.00% 0.00% 0.00% 0.00%
(7)
Net investment
income 4.95%
(7)
5.30% 4.95% 3.03% 1.06% 1.13%
(7)
Portfolio turnover
rate 38.5% 73.4% 82.0% 38.5% 56.2% 45.8%
Net assets, end
of period (in
thousands) $100 $100 $99 $97 $97 $100
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 24.9%
Auto Backed  13.6%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 358 359
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2
5.681%, 5/17/32 (1) 4,041 4,110
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,693 1,708
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 1,342 1,353
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 2,095 2,104
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 2,425 2,427
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 6,065 6,077
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class A2B, FRN
SOFR30A + 0.55%, 4.622%, 3/19/29 (1) 4,285 4,287
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class A3
4.12%, 5/20/30 (1) 6,215 6,230
ARI Fleet Lease Trust
Series 2023-B, Class A2
6.05%, 7/15/32 (1) 1,462 1,473
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 2,493 2,511
ARI Fleet Lease Trust
Series 2025-A, Class A2
4.38%, 1/17/34 (1) 8,570 8,593
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 1,120 1,120
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.172%, 12/26/31 (1) 1,277 1,281

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carmax Select Receivables Trust
Series 2025-B, Class A2
4.19%, 3/15/29  6,600 6,603
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  897 872
Carvana Auto Receivables Trust
Series 2023-N1, Class C
5.92%, 7/10/29 (1) 11,169 11,232
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 1,615 1,618
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 1,862 1,869
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 14,825 15,012
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 7,000 7,149
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 11,000 11,039
Carvana Auto Receivables Trust
Series 2024-P2, Class A3
5.33%, 7/10/29  3,550 3,576
Carvana Auto Receivables Trust
Series 2025-P2, Class A2
4.56%, 8/10/28  2,601 2,606
Carvana Auto Receivables Trust
Series 2025-P2, Class A3
4.55%, 8/12/30  4,365 4,395
Carvana Auto Receivables Trust
Series 2025-P4, Class A2
4.19%, 3/12/29  5,910 5,914
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 4,619 4,647
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 8,604 8,513
Drive Auto Receivables Trust
Series 2024-1, Class B
5.31%, 1/16/29  5,440 5,463

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Drive Auto Receivables Trust
Series 2024-2, Class A3
4.50%, 9/15/28  1,665 1,667
Drive Auto Receivables Trust
Series 2024-2, Class B
4.52%, 7/16/29  2,650 2,657
Drive Auto Receivables Trust
Series 2025-1, Class A3
4.73%, 9/15/32  4,250 4,270
Drive Auto Receivables Trust
Series 2025-1, Class B
4.79%, 9/15/32  6,000 6,047
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 3,027 3,045
Enterprise Fleet Financing
Series 2023-3, Class A2
6.40%, 3/20/30 (1) 4,375 4,433
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 3,879 3,909
Enterprise Fleet Financing
Series 2024-2, Class A2
5.74%, 12/20/26 (1) 3,210 3,223
Enterprise Fleet Financing
Series 2024-3, Class A2
5.31%, 4/20/27 (1) 1,108 1,114
Enterprise Fleet Financing
Series 2025-2, Class A2
4.51%, 2/22/28 (1) 2,365 2,375
Exeter Automobile Receivables Trust
Series 2024-1A, Class C
5.41%, 5/15/30  1,582 1,597
Exeter Automobile Receivables Trust
Series 2024-2A, Class B
5.61%, 4/17/28  2,250 2,253
Exeter Automobile Receivables Trust
Series 2024-3A, Class C
5.70%, 7/16/29  13,780 13,958
Exeter Automobile Receivables Trust
Series 2024-4A, Class B
5.29%, 8/15/30  4,645 4,663
Exeter Automobile Receivables Trust
Series 2025-3A, Class A3
4.78%, 7/16/29  3,035 3,054

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2025-3A, Class B
4.86%, 2/15/30  3,185 3,225
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  1,750 1,752
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  6,080 6,091
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  3,685 3,695
Ford Credit Auto Owner Trust
Series 2021-1, Class B
1.61%, 10/17/33 (1) 1,600 1,583
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 4,495 4,515
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 805 812
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,225 3,278
Ford Credit Floorplan Master Owner Trust
Series 2025-2, Class B
4.33%, 9/15/30  1,460 1,464
GM Financial Automobile Leasing Trust
Series 2025-1, Class A4
4.70%, 2/20/29  2,000 2,023
GM Financial Automobile Leasing Trust
Series 2025-1, Class B
4.89%, 2/20/29  3,290 3,327
GM Financial Automobile Leasing Trust
Series 2025-2, Class B
4.80%, 4/20/29  4,200 4,247
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 4,061 4,104
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 6,156 6,206
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 6,305 6,345

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A3
5.02%, 3/15/27 (1) 3,587 3,595
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class B
5.35%, 5/15/28 (1) 3,335 3,355
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 3,095 3,137
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 4,300 4,325
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 2,285 2,292
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 70 70
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 3,904 3,923
Octane Receivables Trust
Series 2023-3A, Class A2
6.44%, 3/20/29 (1) 3,444 3,463
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 5,610 5,692
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 6,860 6,874
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 376 381
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  6,256 6,249
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 10,265 10,254
Santander Drive Auto Receivables Trust
Series 2024-1, Class B
5.23%, 12/15/28  14,965 15,035
Santander Drive Auto Receivables Trust
Series 2024-5, Class A2
4.88%, 9/15/27  158 158

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  2,200 2,216
Santander Drive Auto Receivables Trust
Series 2025-4, Class A2
4.28%, 1/15/29  10,240 10,243
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  2,765 2,772
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 3,105 3,120
SBNA Auto Lease Trust
Series 2024-B, Class A3
5.56%, 11/22/27 (1) 2,832 2,848
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 3,155 3,192
SBNA Auto Lease Trust
Series 2024-C, Class A3
4.56%, 2/22/28 (1) 1,363 1,366
SBNA Auto Lease Trust
Series 2024-C, Class A4
4.42%, 3/20/29 (1) 1,045 1,049
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32%, 12/15/28 (1) 2,215 2,223
SBNA Auto Receivables Trust
Series 2025-SF1, Class B
5.12%, 3/17/31 (1) 945 945
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 2,263 2,282
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 3,281 3,307
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2
4.63%, 7/20/27 (1) 1,581 1,586
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 1,210 1,223
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 2,525 2,528
354,776

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Collateralized Debt Obligation  6.3%
Battalion IX
Series 2015-9A, Class ARR, CLO, FRN
3M TSFR + 0.96%, 4.865%, 7/15/31 (1) 16,318 16,313
Battalion VIII
Series 2015-8A, Class A2R3, CLO, FRN
3M TSFR + 1.00%, 4.884%, 7/18/30 (1) 6,000 5,995
Battalion XII
Series 2018-12A, Class ARR, CLO, FRN
3M TSFR + 0.93%, 4.782%, 5/17/31 (1) 4,890 4,888
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.862%, 1/17/33 (1) 10,176 10,152
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.052%, 11/15/30 (1) 2,265 2,265
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.355%, 4/15/30 (1) 4,700 4,700
CIFC Funding
Series 2013-2A, Class A1L2, CLO, FRN
3M TSFR + 1.262%, 5.146%, 10/18/30 (1) 1,464 1,463
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 4.87%, 10/21/31 (1) 10,299 10,301
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.114%, 10/20/31 (1) 797 797
Dryden
Series 2017-53A, Class AR, CLO, FRN
3M TSFR + 1.00%, 4.905%, 1/15/31 (1) 9,902 9,898
Dryden
Series 2019-80A, Class ARR, CLO, FRN
3M TSFR + 0.95%, 4.832%, 1/17/33 (1) 5,564 5,561
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.95%, 7/23/32 (1) 2,688 2,687
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 4.92%, 10/20/32 (1) 7,213 7,212
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 5.191%, 10/18/35 (1) 12,795 12,766
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.184%, 10/20/34 (1) 13,265 13,268

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
KKR
Series 49A, Class X, CLO, FRN
3M TSFR + 1.10%, 4.984%, 10/20/37 (1) 1,850 1,850
Madison Park Funding LII
Series 2021-52A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.957%, 1/22/35 (1) 6,000 6,000
Madison Park Funding XLII
Series 13A, Class AR2, CLO, FRN
3M TSFR + 0.92%, 4.78%, 11/21/30 (1) 4,465 4,462
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.90%, 7/23/32 (1) 5,494 5,495
Nassau
Series 2018-IIA, Class A, CLO, FRN
3M TSFR + 1.542%, 5.446%, 10/15/31 (1) 415 415
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.091%, 11/13/31 (1) 14,198 14,200
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.034%, 10/20/30 (1) 1,756 1,755
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 4.663%, 2/14/31 (1) 3,552 3,551
OZLM XV
Series 2016-15A, Class A1R3, CLO, FRN
3M TSFR + 1.05%, 4.934%, 4/20/33 (1) 5,471 5,469
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.034%, 1/20/31 (1) 455 455
Romark II
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.14%, 4.998%, 7/25/31 (1) 3,199 3,198
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.105%, 10/15/31 (1) 3,800 3,800
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.134%, 7/20/31 (1) 2,220 2,220
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.084%, 1/20/32 (1) 482 482
Trinitas IX
Series 2018-9A, Class BRRR, CLO, FRN
3M TSFR + 1.70%, 5.584%, 1/20/32 (1) 2,195 2,199
163,817

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Equip Lease Heavy Duty  1.9%
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 4,524 4,581
Amur Equipment Finance Receivables XV
Series 2025-1A, Class A2
4.70%, 9/22/31 (1) 4,763 4,810
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 1,023 1,029
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 326 327
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 1,818 1,837
Dell Equipment Finance Trust
Series 2023-2, Class A3
5.65%, 1/22/29 (1) 2,547 2,554
Dell Equipment Finance Trust
Series 2025-1, Class A3
4.61%, 2/24/31 (1) 1,925 1,942
Kubota Credit Owner Trust
Series 2024-2A, Class A2
5.45%, 4/15/27 (1) 601 603
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 2,900 2,948
M&T Equipment Notes
Series 2025-1A, Class A2
4.70%, 12/16/27 (1) 6,365 6,403
MMAF Equipment Finance
Series 2023-A, Class A2
5.79%, 11/13/26 (1) 230 231
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 3,480 3,501
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 356 358
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1) 5,758 5,798
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 1,854 1,859

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 505 514
Verdant Receivables
Series 2025-1A, Class A2
4.85%, 3/13/28 (1) 8,760 8,796
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 1,175 1,176
49,267
Home Equity Loans Backed  0.2%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 4,526 3,980
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,094 957
4,937
Other Asset-Backed Securities  2.6%
Affirm Asset Securitization Trust
Series 2025-X1, Class A
5.08%, 4/15/30 (1) 1,679 1,682
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 7,470 7,477
Affirm Asset Securitization Trust
Series 2025-X2, Class B
4.56%, 10/15/30 (1) 5,870 5,875
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 8,465 8,510
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 9,450 9,468
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 2,900 2,920
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 195 194
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 799 800
HPEFS Equipment Trust
Series 2024-2A, Class A2
5.50%, 10/20/31 (1) 236 237

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,880 1,900
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28%, 1/18/28 (1) 2,106 2,121
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, 7/15/30 (1) 2,380 2,394
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 22 21
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 1,114 1,072
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 7,188 6,592
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M TSFR + 0.804%, 4.764%, 4/20/62 (1) 2,182 2,173
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 3,983 4,003
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 2,889 2,931
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 117 117
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 3,772 3,791
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 2,462 2,505
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  2,295 2,305
69,088
Student Loans  0.3%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 638 638
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 289 275

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,195 1,132
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 7,278 6,621
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 560 555
9,221
Total Asset-Backed Securities
(Cost $651,033) 651,106
CORPORATE BONDS
 48.4%
Aerospace & Defense  0.7%
Boeing, 2.196%, 2/4/26  4,915 4,897
Boeing, 2.70%, 2/1/27  7,500 7,374
Boeing, 3.10%, 5/1/26  7,000 6,958
19,229
Airlines  0.1%
Delta Air Lines, 4.95%, 7/10/28  2,965 2,995
2,995
Automotive  3.9%
American Honda Finance, FRN, SOFR + 0.87%, 4.962%, 7/9/27  8,425 8,450
American Honda Finance, FRN, SOFRINDX + 0.72%, 4.819%,
10/5/26  831 832
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 2,800 2,842
Ford Motor Credit, 2.70%, 8/10/26  13,650 13,459
Ford Motor Credit, 5.125%, 11/5/26  6,375 6,397
General Motors Financial, 5.00%, 7/15/27  12,500 12,650
General Motors Financial, FRN, SOFRINDX + 1.35%, 5.398%,
5/8/27  2,250 2,259
Hyundai Capital America, 2.375%, 10/15/27 (1) 1,500 1,450
Hyundai Capital America, 4.85%, 3/25/27 (1) 7,255 7,311
Hyundai Capital America, FRN, SOFR + 1.12%, 5.234%,
6/23/27 (1) 7,500 7,540
LG Energy Solution, 5.375%, 7/2/27  8,785 8,928
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 5,855 5,674
TML Holdings, 4.35%, 6/9/26  9,200 9,179
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 1,880 1,896
Volkswagen Group of America Finance, 4.95%, 3/25/27 (1) 6,000 6,049
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 5,925 6,023
100,939

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Banking  10.9%
ABN AMRO Bank, 4.80%, 4/18/26 (1) 3,200 3,204
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(2) 4,000 4,066
Australia & New Zealand Banking Group, 4.40%, 5/19/26 (1) 8,355 8,365
Banco Santander, VR, 5.552%, 3/14/28 (2) 3,800 3,867
Bank of Montreal, FRN, SOFRINDX + 0.88%, 5.036%, 9/10/27 (3) 3,250 3,262
Bank of Nova Scotia, 4.50%, 12/16/25  18,124 18,101
Banque Federative du Credit Mutuel, FRN, SOFRINDX + 1.07%,
5.126%, 2/16/28 (1) 6,200 6,245
Barclays, 4.375%, 1/12/26  800 800
Barclays, 5.20%, 5/12/26  7,805 7,815
Barclays, VR, 2.279%, 11/24/27 (2) 4,000 3,925
Barclays, VR, 5.674%, 3/12/28 (2) 2,035 2,073
BNP Paribas, 4.375%, 5/12/26 (1) 4,000 4,000
BNP Paribas, 4.625%, 3/13/27 (1)(3) 750 752
BNP Paribas, VR, 2.159%, 9/15/29 (1)(2) 11,000 10,378
BPCE, 4.625%, 9/12/28 (1) 2,000 2,020
CaixaBank, VR, 6.684%, 9/13/27 (1)(2) 11,450 11,670
Capital One, 3.45%, 7/27/26  1,000 995
Capital One Financial, 3.75%, 7/28/26  9,575 9,541
Capital One Financial, 4.10%, 2/9/27  2,639 2,636
Citibank, FRN, SOFR + 0.781%, 4.851%, 5/29/27  6,250 6,281
Cooperatieve Rabobank, 3.75%, 7/21/26  4,320 4,305
Credit Agricole, VR, 5.23%, 1/9/29 (1)(2) 14,910 15,207
Danske Bank, VR, 4.298%, 4/1/28 (1)(2) 5,628 5,634
Fifth Third Bank, 3.85%, 3/15/26  21,105 21,057
HDFC Bank, 5.686%, 3/2/26  8,500 8,538
HSBC Holdings, VR, 5.597%, 5/17/28 (2) 5,600 5,711
ING Groep, VR, 6.083%, 9/11/27 (2) 3,845 3,900
Lloyds Banking Group, 4.582%, 12/10/25  3,100 3,100
Lloyds Banking Group, 4.65%, 3/24/26  20,150 20,151
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (2) 3,980 4,013
Morgan Stanley Bank, FRN, SOFR + 0.94%, 5.025%, 7/14/28  6,500 6,527
Nationwide Building Society, 4.00%, 9/14/26 (1) 3,700 3,684
PNC Bank, FRN, SOFR + 0.73%, 4.808%, 7/21/28  6,500 6,488
Santander U.K. Group Holdings, VR, 1.673%, 6/14/27 (2) 8,000 7,887
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (2) 1,890 1,888
Societe Generale, 4.25%, 8/19/26 (1) 3,240 3,224
Societe Generale, FRN, SOFR + 1.10%, 5.16%, 2/19/27 (1) 5,000 5,015
Societe Generale, VR, 5.249%, 5/22/29 (1)(2) 2,455 2,505
Societe Generale, VR, 5.519%, 1/19/28 (1)(2) 6,575 6,656
Standard Chartered, 4.30%, 2/19/27 (1) 3,464 3,451
Standard Chartered, VR, 5.688%, 5/14/28 (1)(2) 1,205 1,229

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Standard Chartered, VR, 6.187%, 7/6/27 (1)(2) 5,800 5,862
Toronto-Dominion Bank, FRN, SOFR + 0.91%, 5.104%, 6/2/28  6,000 6,029
U.S. Bank, FRN, SOFR + 0.91%, 4.966%, 5/15/28  11,750 11,775
UBS Group, VR, 6.327%, 12/22/27 (1)(2) 5,700 5,827
Wells Fargo, VR, 5.707%, 4/22/28 (2) 6,480 6,619
286,278
Beverages  0.5%
Keurig Dr Pepper, 5.10%, 3/15/27  6,250 6,310
Keurig Dr Pepper, FRN, SOFR + 0.58%, 4.636%, 11/15/26  6,500 6,491
12,801
Building & Real Estate  0.4%
Emaar Sukuk, 3.635%, 9/15/26  9,561 9,501
9,501
Cable Operators  0.0%
Cox Communications, 3.35%, 9/15/26 (1) 1,000 993
993
Chemicals  0.9%
Celanese U.S. Holdings, 1.40%, 8/5/26  5,048 4,922
Celanese U.S. Holdings, 6.665%, 7/15/27  8,860 9,104
MEGlobal, 2.625%, 4/28/28  10,681 10,235
24,261
Consumer Products  0.4%
KT&G, 5.00%, 5/2/28  4,570 4,665
LG Electronics, 5.625%, 4/24/27 (1) 6,740 6,871
11,536
Energy  3.3%
Abu Dhabi National Energy, 4.375%, 6/22/26  8,900 8,905
Cheniere Energy, 4.625%, 10/15/28  2,650 2,649
Colorado Interstate Gas, 4.15%, 8/15/26 (1) 1,114 1,113
Continental Resources, 2.268%, 11/15/26 (1) 8,756 8,579
EQT, 3.125%, 5/15/26 (1) 2,000 1,983
Occidental Petroleum, 3.20%, 8/15/26  4,740 4,685
Occidental Petroleum, 8.50%, 7/15/27  9,294 9,724
ONEOK, 4.85%, 7/15/26  1,000 1,015
ONEOK, 5.55%, 11/1/26  3,665 3,708
Ovintiv, 5.375%, 1/1/26  11,000 11,010
SA Global Sukuk, 1.602%, 6/17/26  9,450 9,317
Sabine Pass Liquefaction, 4.20%, 3/15/28  6,500 6,511
Sabine Pass Liquefaction, 5.875%, 6/30/26  866 867
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  7,705 7,767
Targa Resources, 4.35%, 1/15/29  2,300 2,308
Targa Resources, 5.20%, 7/1/27  3,092 3,141

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Targa Resources Partners, 5.00%, 1/15/28  4,064 4,064
87,346
Entertainment & Leisure  0.8%
Royal Caribbean Cruises, 5.375%, 7/15/27 (1) 3,427 3,453
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 5,250 5,262
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 11,400 11,599
20,314
Financial  2.6%
Ally Financial, VR, 5.737%, 5/15/29 (2) 3,210 3,280
Bank Mandiri Persero, 5.50%, 4/4/26  9,000 9,040
Jackson Financial, 5.17%, 6/8/27  1,455 1,470
LPL Holdings, 4.625%, 11/15/27 (1) 600 600
LPL Holdings, 4.90%, 4/3/28  2,345 2,377
LPL Holdings, 5.70%, 5/20/27  13,063 13,299
QNB Finance, 1.375%, 1/26/26  9,555 9,510
Rocket Mortgage, 2.875%, 10/15/26 (1) 13,000 12,763
Stellantis Financial Services U.S., FRN, SOFR + 1.69%, 5.834%,
9/15/28 (1) 6,400 6,412
Western Union, 1.35%, 3/15/26  9,635 9,548
68,299
Food Processing  0.3%
Conagra Brands, 4.85%, 11/1/28  7,260 7,343
7,343
Food/Tobacco  1.1%
BAT Capital, 3.557%, 8/15/27  15,900 15,735
BAT Capital, 4.70%, 4/2/27  2,600 2,614
Imperial Brands Finance, 3.50%, 7/26/26 (1) 1,262 1,255
Imperial Brands Finance, 4.50%, 6/30/28 (1) 2,945 2,973
Philip Morris International, FRN, SOFR + 0.66%, 4.719%, 10/27/28  6,500 6,499
29,076
Gaming  0.2%
Gohl Capital, 4.25%, 1/24/27  5,040 4,987
4,987
Gas & Gas Transmission  0.5%
National Fuel Gas, 3.95%, 9/15/27  14,059 13,981
13,981
Health Care  3.9%
Baxter International, 1.915%, 2/1/27  13,500 13,147
Centene, 4.25%, 12/15/27  15,632 15,407
HCA, 4.50%, 2/15/27  19,776 19,777
Highmark, 1.45%, 5/10/26 (1) 12,754 12,571
Icon Investments Six, 5.809%, 5/8/27  14,074 14,348
PRA Health Sciences, 2.875%, 7/15/26 (1) 3,530 3,486

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Solventum, 5.45%, 2/25/27  6,760 6,850
Utah Acquisition Sub, 3.95%, 6/15/26  15,400 15,341
100,927
Home Builders  0.6%
Amrize Finance U.S., 3.50%, 9/22/26 (1) 7,500 7,444
Amrize Finance U.S., 4.60%, 4/7/27 (1) 8,450 8,473
15,917
Industrial - Other  0.5%
AGCO, 5.45%, 3/21/27  14,272 14,458
14,458
Information Technology  2.7%
Amphenol, FRN, SOFR + 0.53%, 4.581%, 11/15/27  19,500 19,521
Fiserv, 5.15%, 3/15/27  2,500 2,522
Fiserv, 5.375%, 8/21/28  10,250 10,500
Intel, 2.60%, 5/19/26  4,011 3,980
Intel, 4.875%, 2/10/26  4,550 4,554
Keysight Technologies, 4.60%, 4/6/27  4,000 4,015
Marvell Technology, 1.65%, 4/15/26  15,737 15,580
NXP, 3.15%, 5/1/27  2,625 2,588
NXP, 4.30%, 8/19/28  1,830 1,839
SK hynix, 4.25%, 9/11/28 (1) 5,250 5,263
70,362
Insurance  2.6%
Athene Global Funding, 4.95%, 1/7/27 (1) 5,750 5,793
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,000 986
Brown & Brown, 4.70%, 6/23/28  1,385 1,398
CNA Financial, 4.50%, 3/1/26  11,800 11,800
Corebridge Financial, 3.65%, 4/5/27  9,388 9,318
Equitable America Global Funding, FRN, SOFR + 0.71%, 4.854%,
9/15/27 (1) 1,830 1,847
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 6,215 6,264
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 7,590 7,746
Marsh & McLennan, FRN, SOFRINDX + 0.70%, 4.748%, 11/8/27  4,125 4,139
Voya Financial, 3.65%, 6/15/26  17,754 17,698
66,989
Investment Dealers  0.2%
Bank of America, 6.22%, 9/15/26  4,500 4,568
4,568
Manufacturing  1.1%
Fortive, 3.15%, 6/15/26  1,340 1,332
POSCO, 5.625%, 1/17/26  5,500 5,508
Regal Rexnord, 6.05%, 2/15/26  16,130 16,164

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Regal Rexnord, 6.05%, 4/15/28  4,900 5,070
28,074
Metals & Mining  1.6%
ABJA Investment, 5.45%, 1/24/28  7,180 7,327
ArcelorMittal, 4.55%, 3/11/26  2,800 2,800
Corp. Nacional del Cobre de Chile, 3.625%, 8/1/27  9,740 9,640
Freeport Indonesia, 4.763%, 4/14/27  7,100 7,154
Freeport-McMoRan, 4.125%, 3/1/28  3,822 3,813
Freeport-McMoRan, 4.375%, 8/1/28  5,600 5,595
Freeport-McMoRan, 5.00%, 9/1/27 (3) 883 883
Freeport-McMoRan, 5.25%, 9/1/29  4,321 4,392
41,604
Oil Field Service  0.3%
Thaioil Treasury Center, 4.625%, 11/20/28  7,610 7,622
7,622
Other Telecommunications  0.8%
Axiata, 4.357%, 3/24/26 (3) 8,820 8,840
KT, 4.375%, 1/3/29 (1) 5,260 5,312
NTT Finance, FRN, SOFR + 1.08%, 5.171%, 7/16/28 (1) 5,835 5,877
20,029
Petroleum  0.4%
Energy Transfer, 3.90%, 7/15/26  3,997 3,989
Pertamina Persero, 1.40%, 2/9/26  5,720 5,686
9,675
Pharmaceuticals  0.2%
Bayer U.S. Finance, 6.125%, 11/21/26 (1) 4,227 4,293
4,293
Real Estate Investment Trust Securities  1.5%
Brixmor Operating Partnership, 3.90%, 3/15/27  14,023 13,975
CubeSmart, 3.125%, 9/1/26  946 939
Essex Portfolio, 3.375%, 4/15/26  1,899 1,892
Healthcare Realty Holdings, 3.50%, 8/1/26  12,253 12,177
Healthpeak OP, 1.35%, 2/1/27  1,365 1,322
Healthpeak Properties, 3.25%, 7/15/26  8,500 8,443
38,748
Retail  1.1%
CVS Health, 1.30%, 8/21/27  4,600 4,387
CVS Health, 2.875%, 6/1/26  8,120 8,066
CVS Health, 4.30%, 3/25/28  5,450 5,466
Dollar General, 4.625%, 11/1/27  4,051 4,082
Ross Stores, 0.875%, 4/15/26  6,500 6,420
28,421

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Services  0.2%
Gartner, 4.50%, 7/1/28 (1) 6,430 6,397
6,397
Supermarkets  0.2%
Cencosud, 4.375%, 7/17/27 (1) 6,010 6,017
6,017
Transportation  0.5%
GATX, 5.40%, 3/15/27  3,230 3,275
Penske Truck Leasing, 1.70%, 6/15/26 (1) 4,239 4,181
Penske Truck Leasing, 3.40%, 11/15/26 (1) 5,000 4,961
12,417
Transportation (Excluding Railroads)  0.3%
DP World Crescent, 4.848%, 9/26/28  7,640 7,719
7,719
Utilities  1.8%
Ameren, 1.75%, 3/15/28  3,389 3,212
Enel Finance International, 2.125%, 7/12/28 (1) 12,500 11,870
Enel Finance International, 4.125%, 9/30/28 (1) 1,120 1,120
Pacific Gas & Electric, 3.30%, 3/15/27  1,500 1,481
Pacific Gas & Electric, 3.30%, 12/1/27  10,430 10,234
Pacific Gas & Electric, 5.45%, 6/15/27  3,990 4,045
Southern California Edison, 4.875%, 2/1/27  5,000 5,031
Southern California Edison, 4.90%, 6/1/26  3,000 3,049
Southern California Edison, Series D, 4.70%, 6/1/27 (3) 7,000 7,038
47,080
Wireless Communications  1.3%
Crown Castle, 1.05%, 7/15/26  6,130 6,015
Crown Castle, 2.90%, 3/15/27  4,250 4,172
Crown Castle, 3.80%, 2/15/28  4,850 4,794
Crown Castle, 4.00%, 3/1/27  3,500 3,486
Rogers Communications, 3.625%, 12/15/25  7,342 7,340
Rogers Communications, 5.00%, 2/15/29  4,425 4,512
SBA Tower Trust, 1.631%, 11/15/26 (1) 2,850 2,781
SBA Tower Trust, 1.884%, 1/15/26 (1) 1,940 1,933
35,033
Total Corporate Bonds
(Cost $1,259,136) 1,266,229

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 1.7%
Foreign Government & Municipalities (Excluding
Canadian)  1.7%
Government of Japan Treasury Bills, Series 1340, 0.47%, 2/2/26
(JPY)  3,950,750 25,272
Government of Japan Treasury Bills, Series 1344, Zero Coupon,
0.425%, 2/24/26 (JPY)  2,030,750 12,987
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,290 5,408
Total Foreign Government Obligations & Municipalities
(Cost $43,776) 43,667
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 8.6%
Commercial Mortgage-Backed Securities  1.3%
BX Trust
Series 2021-RISE, Class A, ARM
1M TSFR + 0.862%, 4.821%, 11/15/36 (1) 3,018 3,012
BX Trust
Series 2025-VOLT, Class A, ARM
1M TSFR + 1.70%, 5.70%, 12/15/44 (1) 12,255 12,247
FREMF Mortgage Trust
Series 2017-K65, Class B, ARM
4.224%, 7/25/50 (1) 1,325 1,319
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, ARM
2.949%, 9/6/38 (1) 1,535 1,515
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 4.773%, 3/15/36 (1) 7,110 6,990
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM
1M TSFR + 1.392%, 5.351%, 5/15/39 (1) 6,665 6,666
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 5.55%, 6/15/39 (1) 2,440 2,438
34,187
Whole Loans Backed  7.3%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 323 319
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 6,902 6,365

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP
5.48%, 8/25/70 (1) 5,530 5,599
Connecticut Avenue Securities Trust
Series 2023-R05, Class 1M1, CMO, ARM
SOFR30A + 1.90%, 5.972%, 6/25/43 (1) 2,645 2,667
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, CMO, ARM
SOFR30A + 1.10%, 5.172%, 2/25/44 (1) 1,653 1,655
Connecticut Avenue Securities Trust
Series 2024-R05, Class 2M1, CMO, ARM
SOFR30A + 1.00%, 5.072%, 7/25/44 (1) 518 518
Connecticut Avenue Securities Trust
Series 2025-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 5.072%, 5/25/45 (1) 3,618 3,624
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM
SOFR30A + 0.95%, 5.022%, 9/25/45 (1) 3,520 3,516
Cross Mortgage Trust
Series 2025-H7, Class A1, CMO, ARM
4.934%, 9/25/70 (1) 11,725 11,710
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 2,260 2,173
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 3,273 3,278
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 2,421 2,430
EFMT
Series 2025-INV4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 5.242%, 10/25/70 (1) 6,013 6,014
EFMT
Series 2025-NQM5, Class A1, CMO, ARM
5.033%, 11/25/70 (1) 2,368 2,371
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 624 624
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 189 178
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 2,242 2,153

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HOMES Trust
Series 2024-AFC1, Class A1, CMO, STEP
5.224%, 8/25/59 (1) 8,710 8,721
HOMES Trust
Series 2025-NQM4, Class A1, CMO, STEP
5.22%, 8/25/70 (1) 2,353 2,360
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 6,370 5,425
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.195%, 10/25/65 (1) 2,191 2,198
MFA Trust
Series 2020-NQM3, Class A2, CMO, ARM
1.324%, 1/26/65 (1) 511 488
MFA Trust
Series 2023-NQM3, Class A1, CMO, STEP
6.617%, 7/25/68 (1) 1,554 1,565
MFA Trust
Series 2023-NQM4, Class A1, CMO, STEP
6.105%, 12/25/68 (1) 5,400 5,435
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 1,039 1,047
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 12,266 10,802
NRZT
Series 2025-NQM6, Class A1, CMO, ARM
5.085%, 10/25/65 (1) 5,925 5,925
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 4.969%, 10/25/59 (1) 38 38
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 2,832 2,519
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M TSFR + 1.014%, 5.006%, 12/25/49 (1) 398 377
OBX Trust
Series 2025-NQM13, Class A1, CMO, ARM
5.441%, 5/25/65 (1) 7,564 7,613
OBX Trust
Series 2025-NQM14, Class A1F, CMO, ARM
SOFR30A + 1.20%, 5.272%, 7/25/65 (1) 3,707 3,711

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP
5.143%, 7/27/65 (1) 5,121 5,149
Progress Residential Trust
Series 2021-SFR6, Class A
1.524%, 7/17/38 (1) 4,343 4,276
Progress Residential Trust
Series 2021-SFR8, Class A
1.51%, 10/17/38 (1) 2,296 2,254
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 129 122
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 1,204 1,151
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 1,005 953
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 5.372%, 2/25/42 (1) 940 940
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.022%, 6/25/42 (1) 2,939 2,997
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 5.922%, 11/25/43 (1) 2,051 2,072
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.322%, 5/25/44 (1) 3,490 3,508
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 5.122%, 10/25/44 (1) 2,980 2,986
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.322%, 3/25/44 (1) 6,606 6,622
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.022%, 1/25/45 (1) 820 821
Structured Agency Credit Risk Debt Notes
Series 2025-DNA2, Class A1, CMO, ARM
SOFR30A + 1.10%, 5.172%, 5/25/45 (1) 2,666 2,673
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.022%, 9/25/45 (1) 4,024 4,025

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM
SOFR30A + 0.90%, 4.972%, 10/25/45 (1) 4,692 4,692
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 63 62
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 3,410 3,081
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 2,982 2,727
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 662 641
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 4,370 4,175
Verus Securitization Trust
Series 2023-3, Class A1, CMO, STEP
5.93%, 3/25/68 (1) 5,051 5,053
Verus Securitization Trust
Series 2023-8, Class A1, CMO, STEP
6.259%, 12/25/68 (1) 1,300 1,314
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP
5.999%, 2/25/68 (1) 1,428 1,426
Verus Securitization Trust
Series 2023-INV3, Class A1, CMO, ARM
6.876%, 11/25/68 (1) 2,890 2,932
Verus Securitization Trust
Series 2024-1, Class A1, CMO, STEP
5.712%, 1/25/69 (1) 5,590 5,615
Verus Securitization Trust
Series 2024-INV1, Class A1, CMO, STEP
6.116%, 3/25/69 (1) 1,879 1,897
Verus Securitization Trust
Series 2025-7, Class A1B, CMO, STEP
5.129%, 8/25/70 (1) 2,494 2,501
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 1,263 1,221
191,304
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $229,543) 225,491

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 2.3%
U.S. Government Agency Obligations  2.3%
Federal Home Loan Mortgage, CMO, ARM, SOFR30A + 0.464%,
4.607%, 2/15/45  135 133
Federal Home Loan Mortgage, UMBS
6.00%, 10/1/54 - 8/1/55  20,719 21,290
6.50%, 1/1/55  4,810 5,001
Federal National Mortgage Assn., CMO, ARM, SOFR30A +
0.514%, 4.586%, 1/25/45  106 105
Federal National Mortgage Assn., UMBS
5.50%, 7/1/53  23,999 24,387
6.00%, 10/1/54  9,238 9,465
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $60,118) 60,381
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 2.5%
U.S. Treasury Obligations  2.5%
U.S. Treasury Notes, 3.50%, 10/31/27  26,500 26,495
U.S. Treasury Notes, 4.125%, 10/31/26  11,800 11,847
U.S. Treasury Notes, 4.125%, 2/28/27  12,025 12,102
U.S. Treasury Notes, 4.25%, 12/31/26  8,285 8,338
U.S. Treasury Notes, 4.375%, 7/31/26  5,575 5,598
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $64,155) 64,380
SHORT-TERM INVESTMENTS
 11.8%
Commercial Paper  10.3%
4(2)  10.3%(4)
Arrow Electronics, 4.203%, 12/2/25  26,000 25,988
Bacardi-Martini, 4.362%, 12/18/25  8,100 8,080
Bacardi-Martini, 4.56%, 12/11/25  9,000 8,986
Brunswick, 4.455%, 12/4/25  25,000 24,981
Canadian Natural Resources, 4.213%, 12/24/25  14,000 13,956
Canadian Natural Resources, 4.217%, 12/19/25  7,200 7,182
Conagra Brands, 4.21%, 12/11/25  18,200 18,172
Crown Castle, 4.375%, 12/18/25  7,000 6,983
Edison International, 4.445%, 12/5/25  10,000 9,992

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Energy Transfer Partners, 4.031%, 12/1/25  18,200 18,194
Harley-Davidson Financial Services, 4.423%, 1/6/26  23,300 23,193
Harley-Davidson Financial Services, 4.44%, 1/16/26  10,000 9,942
HCA, 4.304%, 1/13/26  3,000 2,983
HCA, 4.321%, 1/5/26  3,500 3,484
International Flavors & Fragrances, 4.232%, 12/5/25  7,800 7,794
International Flavors & Fragrances, 4.318%, 12/18/25  12,000 11,973
International Flavors & Fragrances, 4.421%, 12/29/25  6,000 5,979
NTT Finance, 4.19%, 12/11/25  2,000 1,997
Ovintiv, 4.651%, 12/19/25  13,900 13,863
Stanley Black & Decker, 4.223%, 12/29/25  19,000 18,932
Western Midstream Operating, 4.257%, 12/3/25  3,000 2,998
Western Midstream Operating, 4.336%, 12/8/25  23,500 23,470
Total Commercial Paper 269,122
a a a
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.02% (5)(6) 3 3
Total Money Market Funds 3
a a a
U.S. Treasury Obligations  1.5%
U.S. Treasury Bills, 3.808%, 3/17/26 (7) 13,000 12,858
U.S. Treasury Bills, 3.867%, 1/8/26  12,925 12,873
U.S. Treasury Bills, 4.227%, 12/4/25  12,860 12,856
Total U.S. Treasury Obligations 38,587
Total Short-Term Investments
(Cost $307,800) 307,712
SECURITIES LENDING COLLATERAL
 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.99% (5)(6) 3,111 3,111
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,111

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.99% (5)(6) 111 111
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 111
Total Securities Lending Collateral
(Cost $3,222) 3,222
Total Investments in Securities
100.3% of Net Assets
(Cost $2,618,783) $ 2,622,188
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,073,858 and represents 41.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4. All or a portion of this security is on loan at November 30, 2025.
(4) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $269,122 and represents 10.3% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
(7) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 2/2/26 USD 25,909 JPY 3,950,750 $ 453
JPMorgan Chase 2/24/26 USD 13,043 JPY 2,030,750 (64)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 389

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 204 Three Month SOFR Futures contracts 3/26 49,097 $ (30)
Short, 53 U.S. Treasury Long Bond contracts 3/26 (6,224) (31)
Short, 533 U.S. Treasury Notes five year contracts 3/26 (58,505) (34)
Short, 110 U.S. Treasury Notes ten year contracts 3/26 (12,468) (3)
Short, 330 U.S. Treasury Notes two year contracts 3/26 (68,924) (8)
Short, 13 Ultra U.S. Treasury Bonds contracts 3/26 (1,572) (10)
Short, 89 Ultra U.S. Treasury Notes ten year
contracts 3/26 (10,342) (28)
Net payments (receipts) of variation margin to date 308
Variation margin receivable (payable) on open futures contracts $ 164

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ — $ — $ 3++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 1,706  ¤  ¤ $ 3
T. Rowe Price Treasury
Reserve Fund, 3.99% —  ¤  ¤ 3,222
Total $ 3,225^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,225.

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,618,783) $ 2,622,188
Interest receivable 16,654
Receivable for investment securities sold 3,330
Receivable for shares sold 1,956
Unrealized gain on forward currency exchange contracts 453
Cash 165
Variation margin receivable on futures contracts 164
Foreign currency (cost $8) 9
Other assets 89
Total assets 2,645,008
Liabilities
Payable for investment securities purchased 18,207
Payable for shares redeemed 7,072
Obligation to return securities lending collateral 3,222
Investment management fees payable 342
Unrealized loss on forward currency exchange contracts 64
Due to affiliates 9
Payable to directors 1
Other liabilities 529
Total liabilities 29,446
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 2,615,562

T. ROWE PRICE Ultra Short-Term Bond Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (39,631)
Paid-in capital applicable to 514,296,998 shares of $0.01 par value capital stock outstanding; 6,000,000,000 shares of the
Corporation authorized 2,655,193
NET ASSETS $ 2,615,562
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,557,594; Shares outstanding:
306,437,108) $ 5.08
I Class
(Net assets: $1,057,868; Shares outstanding:
207,840,282) $ 5.09
Z Class
(Net assets: $100; Shares outstanding: 19,608) $ 5.09

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 63,409
Dividend 3
Securities lending 3
Other 1
Total income 63,416
Expenses
Investment management 2,050
Shareholder servicing
Investor Class $ 1,163
I Class 94 1,257
Prospectus and shareholder reports
Investor Class 17
I Class 9
Z Class 1 27
Custody and accounting 153
Registration 63
Legal and audit 20
Directors 4
Miscellaneous 9
Waived / paid by Price Associates (183)
Total expenses 3,400
Net investment income 60,016

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 448
Futures (2,974)
Options written 247
Forward currency exchange contracts 2,514
Foreign currency transactions (311)
Net realized loss (76)
Change in net unrealized gain / loss
Securities 6,561
Futures 406
Forward currency exchange contracts 67
Change in net unrealized gain / loss 7,034
Net realized and unrealized gain / loss 6,958
INCREASE IN NET ASSETS FROM OPERATIONS $ 66,974

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 60,016 $ 117,025
Net realized gain (loss) (76) 2,560
Change in net unrealized gain / loss 7,034 10,901
Increase in net assets from operations 66,974 130,486
Distributions to shareholders
Net earnings
Investor Class (35,410) (68,726)
I Class (24,548) (48,211)
Z Class (2) (5)
Decrease in net assets from distributions (59,960) (116,942)
Capital share transactions
*
Shares sold
Investor Class 342,472 792,075
I Class 212,090 490,016
Distributions reinvested
Investor Class 34,902 67,792
I Class 22,554 42,844
Shares redeemed
Investor Class (318,299) (717,228)
I Class (195,318) (436,990)
Increase in net assets from capital share
transactions 98,401 238,509

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase during period 105,415 252,053
Beginning of period 2,510,147 2,258,094
End of period $ 2,615,562 $ 2,510,147
*Share information (000s)
Shares sold
Investor Class 67,413 156,382
I Class 41,694 96,619
Distributions reinvested
Investor Class 6,871 13,387
I Class 4,434 8,448
Shares redeemed
Investor Class (62,657) (141,613)
I Class (38,399) (86,159)
Increase in shares outstanding 19,356 47,064

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-
Term Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuations in principal value and liquidity. The fund has three classes of shares: the Ultra Short-Term Bond Fund (Investor Class), the Ultra Short-Term Bond Fund–I Class (I Class) and the Ultra Short-Term
Bond Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital

T. ROWE PRICE Ultra Short-Term Bond Fund

gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments

T. ROWE PRICE Ultra Short-Term Bond Fund

under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Ultra Short-Term Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Ultra Short-Term Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,311,254 $ — $ 2,311,254
Short-Term Investments 3 307,709 — 307,712
Securities Lending Collateral 3,222 — — 3,222
Total Securities 3,225 2,618,963 — 2,622,188
Forward Currency Exchange
Contracts — 453 — 453
Total $ 3,225 $ 2,619,416 $ — $ 2,622,641
Liabilities
Forward Currency Exchange
Contracts $ — $ 64 $ — $ 64
Futures Contracts* 144 — — 144
Total $ 144 $ 64 $ — $ 208
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations
& Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Ultra Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 453
*
Total $ 453
*
Liabilities
Interest rate derivatives Futures $ 144
Foreign exchange derivatives Forwards 64
Total $ 208
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives $ (159) $ — $ (2,974) $ — $ (3,133)
Foreign exchange
derivatives — — — 2,514 2,514
Credit derivatives (525) 247 — — (278)
Total $ (684) $ 247 $ (2,974) $ 2,514 $ (897)

T. ROWE PRICE Ultra Short-Term Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ — $ 406 $ — $ 406
Foreign exchange
derivatives — — — 67 67
Total $ — $ — $ 406 $ 67 $ 473
^ Options purchased are reported as securities.

T. ROWE PRICE Ultra Short-Term Bond Fund

or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of
November 30, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $676,000. As of November 30,
2025, securities valued at $1,820,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the

T. ROWE PRICE Ultra Short-Term Bond Fund

fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 2% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is

T. ROWE PRICE Ultra Short-Term Bond Fund

closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and
11% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium

T. ROWE PRICE Ultra Short-Term Bond Fund

received by the fund. During the six months ended November 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 12% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

T. ROWE PRICE Ultra Short-Term Bond Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S.
government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was
$4,018,000; the aggregate value of collateral was $4,127,000 and consisted of cash collateral and related investments of $3,222,000 and U.S. government securities of $905,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $772,577,000 and $787,888,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE Ultra Short-Term Bond Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had
$37,050,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $2,618,783,000. Net unrealized gain aggregated $3,650,000 at period-end, of which $11,577,000 related to appreciated investments and $7,927,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.16% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Ultra Short-Term Bond Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $868,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.31% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 N/A
(Waived)/repaid during the period ($000s) $(182) $— $(1)

T. ROWE PRICE Ultra Short-Term Bond Fund

In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $264,000 for T. Rowe Price Services, Inc.;
and $3,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 891,069 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, and 19,608 shares of the Z Class, representing 100% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the

T. ROWE PRICE Ultra Short-Term Bond Fund

security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,

T. ROWE PRICE Ultra Short-Term Bond Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F188-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026